THE HOMESTATE GROUP

              WELCOME TO THE HOMESTATE MUTUAL FUNDS
			  -------------------------------------
HomeState currently offers two mutual funds: the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund. Both funds offer investors a unique investment strategy aimed at pursuing long-term growth: what we call "The HomeState Advantage."


                   IN-DEPTH, ON SITE RESEARCH
				   --------------------------
HomeState's own in-house team of research analysts believes in a common-sense, fundamental approach to choosing investments. Whenever we can, we visit a company before investing, talking to its management and employees, as well as its suppliers, customers and competitors.


                PROFESSIONAL PORTFOLIO MANAGEMENT
				---------------------------------
HomeState's chief investment officer is Kenneth G. Mertz II, CFA. Ken has over eighteen years' experience in the money management industry, including seven years as chief investment officer of a $12 billion public pension fund. Ken has managed portfolios in both "up" and "down" markets and this experience guides him as he seeks to actively reduce risk.


                 UNIQUE INVESTMENT OPPORTUNITIES
				 -------------------------------
HomeState's two mutual funds each focus on areas we feel are largely ignored by other institutional money managers:
     - companies based in our home state of Pennsylvania; and
     - smaller-sized companies, with special attention to technology companies.

[HOMESTATE      Invests a minimum 65% of its assets in companies
 PENNSYLVANIA   headquartered or with significant operations in
 GROWTH FUND    Pennsylvania.
 Logo]

[HOMESTATE      Invests in a portfolio of no more than 50 U.S.
 SELECT         companies, emphasizing those with a market
 OPPORTUNITIES  capitalization of less than $1 billion.
 FUND logo]

In-Depth, On-Site Research. Professional Portfolio Management.
Unique Investment Opportunities. That's THE HOMESTATE ADVANTAGE.


  Funds that invest in a particular state or region may involve a greater degree of risk than funds with a more geographically diversified portfolio. Investing in smaller companies' stock can involve higher risk and increased volatility than larger stocks. This report contains information about the Funds' performance. Past performance is no guarantee of future results. An investment in the Funds will fluctuate in value so that your account, when redeemed, may be worth more or less than your original purchase price.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
REPORT FROM MANAGEMENT
-------------------------------------------------------------------------------
                                                    July 15, 1997

Dear Shareholder:

Welcome to the fifth annual fiscal year-end report for the HomeState Pennsylvania Growth Fund, and the first shareholder report for the new HomeState Select Opportunities Fund. June 30th marked the end of a fiscal year filled with growth and challenge for the HomeState Funds. On the growth side of the ledger, assets in our flagship PA Growth Fund increased from $55.8 million on June 30, 1996 to over $89.5 million a year later. More than 5,900 shareholders now share in our quest to find long-term growth opportunities primarily through investments in local Pennsylvania-based companies. The 1997 fiscal year also gave birth to our second fund. The Select Opportunities Fund was launched on February 18th, sailing directly into the midst of one of the more choppy and turbulent equity markets of recent years. The unusual dominance of the large-cap investing style during the past several quarters has made for a challenging marketplace for small-cap investors like HomeState. As detailed on the following pages, however, portfolio manager Ken Mertz's skillful, experienced management style has thus far produced handsome short-term results for Select Fund shareholders and continued growth for PA Growth Fund owners.

Both HomeState Funds utilize the same building blocks for a successful fund: the efforts of our own research team and the careful guidance of Ken Mertz. The PA Growth Fund holds a diversified portfolio of 100 - 130 companies, most of which are based in Pennsylvania. The Select Fund is comprised of no more than 50 U.S. companies (with no specific focus on Pennsylvania companies) selected as having the greatest potential for superior long-term growth. The Select Fund can also employ hedging and shorting strategies, and investors can expect greater short-term volatility in this more aggressive fund.*

* If the Advisor anticipates that the price of a security will decline, the advisor may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. Short-selling could result in higher operating costs for the Fund and have adverse tax effects for the investor.

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THE HOMESTATE GROUP
REPORT FROM MANAGEMENT - (CONTINUED)
-------------------------------------------------------------------------------
While  the  ups  and  downs and contrasts  created  by  market cycles  seem  more pronounced as of late, we remain committed  to providing our shareholders with an investment philosophy of hands-
on  research  analysis  and experienced portfolio  management  of unique investment opportunities, primarily in the smaller company sector.  This  focus hasn't changed since HomeState's  inception.
Between  now  and  our December report, the PA Growth  Fund  will celebrate five full years of operation. We are proud of the long-
term  performance record the Fund has achieved, and look  forward to  providing  shareholders  in both funds  with  "The  HomeState
Advantage"  for  years to come. We thank you for your  continuing
support   and   always  welcome  your  comments,  questions   and
suggestions.

Sincerely,


/S/ Scott L. Rher
Scott L. Rehr
President

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THE HOMESTATE PENNSYLVANIA GROWTH FUND
THE FUND AT A GLANCE
-------------------------------------------------------------------------------


HOMESTATE PENNSYLVANIA GROWTH FUND PERFORMANCE COMPARISON VS. S&P 500*
              GROWTH OF HYPOTHETICAL $10,000 INVESTMENT



         HomeState Pennsylvania Growth Fund    S&P 500


Sep-92            $9,496.68                 $10,000.00
Dec-92           $10,322.90                 $10,504.90
Mar-93           $10,446.40                 $10,965.90
Jun-93           $10,427.40                 $11,018.10
Sep-93           $11,743.20                 $11,302.20
Dec-93           $12,291.20                 $11,564.80
Mar-94           $12,051.50                 $11,127.90
Jun-94           $11,859.70                 $11,173.40
Sep-94           $12,671.50                 $11,718.80
Dec-94           $12,525.20                 $11,716.10
Mar-95           $13,110.50                 $12,855.40
Jun-95           $15,295.60                 $14,080.70
Sep-95           $17,148.00                 $15,198.50
Dec-95           $18,083.10                 $16,112.20
Mar-96           $18,948.50                 $16,976.30
Jun-96           $21,415.00                 $17,736.00
Sep-96           $21,282.10                 $18,279.00
Dec-96           $21,992.60                 $19,801.00
Mar-97           $20,631.30                 $20,333.00
Jun-97           $23,524.10                 $23,881.00

*The S&P 500 Index is an unmanaged index of 500 stocks weighted by market capitalization.

+ Past performance is not indicative of future performance.
The Fund's total returns since Inception (October 1, 1992) and for one year reflect the effect of the maximum sales load charge of 4.75%. Without the sales charge, the total returns would have been 9.56% and 20.96% respectively. The maximum sales load incurred changed from 5.00% to 4.75% on February 18, 1997.

AVG. ANNUAL RETURN+
            1 YEAR        INCEPTION
HOMESTPA     4.36%         19.73%
S&P 500      34.68%        20.11%

THE HOMESTATE PENNSYLVANIA GROWTH FUND
TOP TEN HOLDINGS AS OF JUNE 30, 1997

ISSUE                       % OF FUND   ISSUE                       % OF FUND
-----                       ---------   -----                       ---------
1. Technitrol, Inc.            2.82%    6. GenRad. Inc.                 1.81%
2. SI Handling Systems,Inc.    2.25%    7. Donegal Group, Inc.          1.77%
3. Penn Treaty American Corp   2.07%    8. Rite Aid Corp.               1.75%
4. Piercing Pagoda, Inc.       1.92%    9. Harsco Corp.                 1.75%
5. Safeguard Scientifics, Inc. 1.86%   10. Susquehanna Bancshares, Inc. 1.74%

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THE HOMESTATE GROUP
REPORT FROM MANAGEMENT - PENNSYLVANIA GROWTH FUND
-------------------------------------------------------------------------------
                                                    July 15, 1997

Dear Shareholder:

We are pleased to report the performance results for the HomeState Pennsylvania Growth Fund. The total return without adjustment for sales charges for the twelve month period ended June 30, 1997 was 9.56%. These results were achieved in a very difficult and volatile market, especially for the smaller companies in which the Fund specializes.


Performance since inception remains above comparable market benchmarks as well our market fund peer group.

Performance results for the Fund for periods ended June 30, 1997 are as follows:

                         AVERAGE ANNUALIZED RETURNS*
						 ---------------------------          CUMULATIVE
                                            SINCE INCEPTION  TOTAL RETURNS
FUND/INDEX             ONE YEAR THREE YEARS     10/1/92      SINCE 10/1/92
----------             -------- ----------- --------------  --------------
HomeState PA Growth
(at N.A.V.)              9.56%    25.51%        20.96%          146.97%
HomeState PA Growth
(at Maximum
Offering Price)          4.36%    23.49%        19.73%          135.24%
Standard & Poor's
500 Index               34.68%    28.83%        20.11%          138.81%
Russell 2000 Index      16.34%    20.07%        18.20%          121.30%
Wilshire 5000 Index     29.31%    26.73%        19.40%          132.11%
Morningstar Small
Company                 14.06%    22.96%        19.37%          131.91%
Funds Average

The S&P 500, Wilshire 5000 and Russell 2000 are unmanaged stock market indices without any associated expenses and their returns assume the reinvestment of all dividends. The Morningstar Small Company Funds average includes the total return (without effects of sales charges) for the one-year, three-year and HomeState Fund since inception periods ended June 30, 1997 for 431, 273 and 149 small company-oriented funds, respectively. Please remember that past performance is no guarantee of future results.

*  Past performance is no guaratnee of future results.
The value and performance return of an investment in the Fund will fluctuate with market conditions, so that, shares when redeemed, may be worth more or less than their original purchase price.

Your Fund received some national recognition in the February 28, 1997 edition of USA TODAY. In the article "Finding Returns by Investing Close to Home" the Fund was featured as a leading state and regional stock mutual fund for its three-year performance. Not only is this a testament to our skills in selecting growth opportunities but also a testament to the many fine Pennsylvania-based companies that we have in the portfolio.

The  past  six  months since our last report were particularly difficult for small company growth portfolios like the Fund. While the financial press focused on new highs for the Dow Jones Industrials, smaller companies were in a "stealth" bear market. At one point (the end of April) the performance gap between the Russell 2000 Index (a small company index) and the Standard and Poor's 500 (the proxy for large companies) exceeded 25%. The Russell 2000 has been in existence since 1979 and this marks the first occasion this performance gap ever exceeded 25%.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
REPORT FROM MANAGEMENT - PENNSYLVANIA GROWTH FUND (CONTINUED)
-------------------------------------------------------------------------------

The lagging performance of small companies in general was a result of Federal Reserve Chairman Alan Greenspan's, citing the market's "irrational exuberance," and the Fed Board eventually raising interest rates. We currently believe the economy is slowing on its own, that the Federal Reserve was afraid of its own shadow, and that inflation is not a problem in the foreseeable future. The recent picture of inventory growth, a slowing in retail sales, a rise in unemployment claims and a decrease in factory orders provides a picture of adequate economic growth, low inflation, and relatively low interest rates. This scenario is a very attractive one for equity investors.


We believe the factors that led to outperformance by large companies, such as financial reengineering, strong export growth, and greater safety, have been played out and factored into current prices. Today the value and growth prospects reside in the small company marketplace where the expertise of the HomeState Funds exists. For example, the Micro-Cap Research Group of Natwest Securities presents the following relationship for the Russell 2000 Index: Current fiscal-year growth of 25.3% and a Price Earnings ratio of just 20 times. For the S&P 500 the growth rate is 10.1% and the Price Earnings ratio is 18.7 times. This comparison indicates that greater growth and better valuation exists in smaller companies.

Given the Federal Reserve's intention to limit the U.S. economy's growth rate as a method to control inflation, we continue to emphasize investments in companies that rank #1 or #2 in their market niches. Our list of holdings reflects our commitment to find growth companies that are market leaders, but are selling at attractive valuation levels.


The current lack of pricing power in most industries focuses our attention on revenue or top-line growth. For without adequate top-line growth, most companies will not be able to grow their bottom-line earnings at a rate sufficient for inclusion in the Fund. We also continue to focus on our "Keys of Investing":
1. LEADERSHIP. Leadership is of utmost importance in selecting companies for investment; leadership in management, market share, and earnings growth. 2. RESEARCH. We utilize our own team of research analysts to find this leadership. 3. INDEPENDENT THOUGHT. We do not use "group think" or "fad" investing. We create a portfolio that often bears little resemblance to others or to the market at-large. 4. RISK AVERSE. We seek to understand the risks embedded in each equity by diversifying the portfolio. 5. ATTENTION TO VALUATION. We invest in growth companies which are not fully appreciated by the market.

In summary, we believe our process of hands-on fundamental research, combined with professional portfolio management, will continue to enable us to uncover and manage quality growth opportunities in the market.

Sincerely,



/S/ Kenneth G. Mertz II, CFA
Kenneth G. Mertz II, CFA
Chief Investment Officer

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
THE FUND AT A GLANCE
-------------------------------------------------------------------------------



HOMESTATE SELECT OPPORTUNITIES FUND PERFORMANCE COMPARISON VS. RUSSELL 2000*
                GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

Index       HomeState Select Opportunities Fund            Russel 2000
-----       -----------------------------------            -----------
Feb-97                               $9,525.00              $10,000.00
Jun-97                              $11,144.30              $10,778.00

*The Russell 2000 Index is an unmanaged index of 2000 socks weighted by market capitalization.

+ Past performance is not indicative of future performance.
The Fund's total returns from Inception (February 18, 1997) through June 30, 1997 reflect the effect of the maximum sales load charge of 4.75%. Without the sales charge, the total return would have been 17.00%.

AGGREGATE TOTAL  RETURN+
             SINCE INCEPTION
HomeStSel        11.44%
Russell 2000      7.78%

THE HOMESTATE SELECT OPPORTUNITIES FUND
TOP TEN HOLDINGS AS OF JUNE 30, 1997

ISSUE                     % OF FUND  ISSUE                           % OF FUND
-----                     ---------  -----                           ---------
1. Technitrol, Inc.           3.40%   6. Systems & Computer
2. Penn Treaty American Corp. 3.27%      Technology Corp.                2.95%
3. UTI Energy Corp.           3.24%   7. Safeguard Scientifics           1.75%
4. GenRad,Inc.                3.22%   8. Keane, Inc.                     2.77%
5. SI Handling Systems Inc.   3.16%   9. Piercing Pagoda, Inc.           2.68%
                                     10. Cable Design Technologies       2.62%

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
REPORT FROM MANAGEMENT -  SELECT OPPORTUNITIES FUND
-------------------------------------------------------------------------------


                                                    July 15, 1997

Dear Shareholder:

We are pleased to report the Select Opportunities Fund had an auspicious start. Since the inception of this fund on February 18, 1997, the total return without adjustments for sales charges through June 30, 1997 was 17.00%. This was substantially better than the Russell 2000 Index (a small company index) which was up 7.78% including reinvested dividends.

Performance  results for the Fund for the  period  ended  June
30, 1997 are as follows:

                                    AGGREGATE RETURNS
                                    -----------------
                                     SINCE INCEPTION
                                         2/18/97
                                    ---------------
HomeState Select Opportunities
 (at N.A.V.)                             17.00%
HomeState Select Opportunities
(at Maximum Offering Price)              11.44%
Russell 2000 Index                        7.78%
Wilshire 5000 Index                       7.76%

The volatility in the market, especially for the smaller growth companies in which the Select Opportunities Fund invests caused a great deal of concern for many investors over the past few months. The unique characteristics of the Fund has enabled it to benefit from this volatility. The Fund may sell "short" or buy put options on securities which it believes are overvalued based on its fundamentals.* This allows the Select Opportunities Fund an opportunity to perform in poor markets, as well as good markets.


*Past performance is no guarantee of future results. The value and performance return of an investment in the Fund will fluctuate with market conditions, so that, shares when redeemed, may be worth more or less than their original purchase price. If the advisor anticipates that the price of a security will decline, the advisor may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. Short-selling could result in higher operating costs for the Fund and have adverse tax effects for the investor. If the Fund is unable to effect a closing transaction, which essentially permits the Fund to realize a profit or limit losses, with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
REPORT FROM MANAGEMENT - SELECT OPPORTUNITIES FUND (CONTINUED)
-------------------------------------------------------------------------------

This portfolio at the end of the fiscal year was more concentrated than the Pennsylvania Growth portfolio but was still well-diversified. Our heaviest concentration was in the Technology sector, especially information technology and Year 2000 consultants and solution providers. Technology stocks, especially small niche companies, provide many investment opportunities in the future as providers of new solutions and productivity enhancers for business as well as consumers. It is in this area that our in-house research team has devoted countless hours, days, and also nights to finding superior growth companies with `real' solutions for tomorrow's world.

Our research approach with the Fund's companies is to find growth opportunities in companies which have little research coverage by Wall Street type firms. This lack of research coverage we believe creates investment opportunities. Our ability to spot new industries, market leaders, new solution providers, and undervalued growth leaders has enabled us to pick these "select opportunities" and hopefully reward our investors with above market rates of returns.

In summary, our dedication to the under-researched small and micro company universe enables us to provide you with our "Select" list of companies as one of your portfolio choices.

Sincerely,





/S/ Kenneth G Mertz, II, CFA
Kenneth G. Mertz II, CFA
Chief Investment Officer

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THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS                                           JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                 MARKET
	                                              SHARES         VALUE+
												  ------         ------
COMMON STOCK - 99.1%
COMMUNICATIONS & BROADCASTING - 1.6%
     Comcast Corp. (A Shares)*...............     65,150      $ 1,392,581
                                                              -----------

FINANCE & INSURANCE - 22.9%
     INSURANCE CARRIERS - 6.6%
     Conseco, Inc.++..........................     27,300       1,010,100
     Donegal Group, Inc......................     64,900        1,581,937
     Penn Treaty American Corp.*.............     60,750        1,860,469
     Penn-America Group, Inc.................     98,250        1,479,891
                                                              -----------
                                                                5,932,397
                                                              -----------
     NATIONAL COMMERCIAL BANKS - 1.7%
     First Capitol Bank/York, PA.............      4,800          160,200
     Mellon Bank Corp........................     29,900        1,349,238
                                                              -----------
                                                                1,509,438
                                                              -----------
     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 4.2%
     Parkvale Financial Corp.................     35,547          981,986
     Patriot Bank Corp.......................     40,800          708,900
     Prime Bancorp, Inc......................     27,155          685,664
     Sovereign Bancorp, Inc..................     49,844          760,121
     York Financial Corp.....................     31,615          628,348
                                                              -----------
                                                                3,765,019
                                                              -----------
     STATE & NATIONAL BANKS - 10.4%
     1st United Bancorp++....................     10,000          175,000
     BT Financial Corp.......................     33,641        1,471,794
     Commerce Bancorp, Inc.++................     37,091        1,437,276
     First Colonial Group, Inc...............     27,805          670,796
     Keystone Financial, Inc.................     17,900          559,375
     Kish Bancorp............................        600           43,800
     Omega Financial Corp....................     36,680        1,274,630
     Onbancorp, Inc..........................      7,500          382,500
     PNC Bank Corp...........................     10,000          416,250
     Signet Banking Corp.++..................     23,500          846,000
     Sun Bancorp, Inc........................     12,695          453,828
     Susquehanna Bancshares, Inc.............     39,600        1,554,300
                                                              -----------
                                                                9,285,549
                                                              -----------

     TOTAL FINANCE & INSURANCE.........................        20,492,403
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

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THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED                               JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                MARKET
	                                              SHARES        VALUE+
												  ------        ------
MANUFACTURING - 42.3%
     CHEMICALS & ALLIED PRODUCTS - 3.2%
     Macdermid, Inc.++........................     32,500     $ 1,490,937
     OM Group, Inc.++.........................     41,500       1,374,687
                                                              -----------
                                                                2,865,624
                                                              -----------
     COMPUTER & OFFICE EQUIPMENT - 4.8%
     Iomega Corp.++*.........................     31,000          616,125
     Safeguard Scientifics, Inc.*............     52,300        1,663,794
     SI Handling Systems, Inc................    108,950        2,015,575
                                                              -----------
                                                                4,295,494
                                                              -----------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 2.2%
     Cohu, Inc.++*...........................     11,500          359,375
     GenRad, Inc.++*.........................     71,500        1,617,687
                                                              -----------
                                                                1,977,062
                                                              -----------
     ELECTRONIC TECHNOLOGY - 0.9%
     Integrated Circuit Systems, Inc.*.......     35,900          814,480
                                                              -----------

     FOOD & BEVERAGE - 1.7%
     Hershey Foods Corp......................     25,000        1,382,813
     Puro Water Group, Inc.++*................    10,000           58,437
     Quigley Corp.*..........................      7,000           60,813
                                                              -----------
                                                                1,502,063
                                                              -----------
     IRON & STEEL - 0.8%
     Carpenter Technology Corp...............     15,600          713,700
                                                             -----------

     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 13.5%
     Allen Organ Co. (B Shares)..............      9,300          370,838
     C & D Technology, Inc...................     35,500        1,331,250
     Cable Design Technologies*..............     52,500        1,545,469
     Checkpoint Systems, Inc.++*.............     30,000          481,875
     Emcee Broadcast Products, Inc.*.........     96,900          199,856
     Harsco Corp.............................     38,600        1,563,300
     JPM Co.*................................     26,600          947,625
     Park Electrochemical Corp.++............     12,000          315,750
     Technitrol, Inc.........................     92,400        2,529,450
     Teleflex, Inc...........................     37,400        1,168,750
     Vishay Intertechnology, Inc.*...........     49,350        1,428,066
     Zitel Corp.++*..........................     10,000          196,250
                                                              -----------
                                                               12,078,479
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED                               JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                 MARKET
	                                              SHARES         VALUE+
												  ------         ------


	 MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
     CFM Technologies, Inc.*.................     10,000      $   327,500
     JLG Industries, Inc.....................     27,000          367,875
     Met-Pro Corp............................    102,150        1,545,019
     Thermo Electron Corp.++*.................     7,000          240,625
                                                              -----------
                                                                2,481,019
                                                              -----------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.6%
     American United Global, Inc.++*..........    33,000          189,750
     Penn Engineering & Manufacturing Corp.*.     19,600          384,650
                                                              -----------
                                                                  574,400
                                                              -----------

	 OPTICAL & OPHTHALMIC GOODS, PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.0%
     II-VI, Inc.*............................     42,000          882,000
                                                              -----------

     PETROLEUM REFINING - 3.8%
     Buckeye Partners, L.P...................     12,000          542,250
     Coastal Corp.++.........................     15,700          835,044
     Mapco, Inc.++...........................     12,500          393,750
     Tesoro Petroleum Corp.++*...............     55,500          822,094
     USX - Marathon Group....................     28,000          808,500
                                                              -----------
                                                                3,401,638
                                                              -----------
     PHARMACEUTICAL PREPARATIONS - 2.5%
     IBAH, Inc.*.............................     82,000          292,125
     Ligand Pharmaceuticals (B Shares)++*.....    23,000          296,125
     Magainin Pharmaceuticals, Inc.*.........    100,000          725,000
     Nabi, Inc.++*...........................     33,500          221,938
     Neose Technologies, Inc.*...............     40,000          510,000
     Viropharma, Inc.*.......................     13,500          241,312
                                                              -----------
                                                                2,286,500
                                                              -----------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 2.0%
     Arrow International, Inc................     24,000          702,000
     Covalent Group, Inc.*...................     12,500           75,781
     Environmental Tectonics Corp.*..........     17,500          155,313
     Medical Technology & Innovations*.......    145,000           27,550
     Respironics, Inc.*......................     40,000          845,000
                                                              -----------
                                                                1,805,644
                                                              -----------
     TELECOMMUNICATIONS EQUIPMENT - 0.9%
     Associated Group, Inc. (A Shares)*......      5,800          232,000
     Tollgrade Communications, Inc.*.........     24,850          568,444
                                                              -----------
                                                                  800,444
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED                               JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                  MARKET
	                                              SHARES          VALUE+
												  ------          ------

	 TEXTILES & APPAREL - 1.6%
     Jones Apparel Group, Inc.*..............     30,000      $ 1,432,500
                                                              -----------

     TOTAL MANUFACTURING...............................        37,911,047
                                                              -----------

MINING - 0.0%
     Daleco Resources Corp. ++*...............     50,000          10,156
                                                              -----------

REAL ESTATE INVESTMENT TRUSTS - 4.8%
     Brandywine Realty Trust.................     53,000        1,073,250
     Crescent Real Estate Equities Co.
	 (When Issued)++.........................     17,500          555,625
     Crown American Realty Trust.............     46,200          427,350
     First Industrial Realty Trust, Inc.++...     32,000          936,000
     Liberty Property Trust..................     52,600        1,308,425
                                                              -----------
                                                                4,300,650
                                                              -----------
SERVICES - 16.1%
     BUSINESS SERVICES - 2.5%
     CRW Financial, Inc.*....................     50,475          239,756
     Diamond Technology Partners, Inc.++*....     25,130          260,724
     National Media Corp.*...................     17,000          110,500
     Physician Support Systems, Inc.*........     63,000          771,750
     SOS Staffing Services, Inc.++*..........     24,500          379,750
     UTI Energy Corp.*.......................     11,000          501,875
                                                              -----------
                                                                2,264,355
                                                              -----------
     COMPUTER SERVICES - 7.7%
     Ansoft Corp.*...........................     74,000          545,750
     Computer Associates International, Inc..     10,000          556,875
     Computer Horizons Corp. ++*.............     10,500          359,625
     Daou Systems, Inc.++*...................     12,200          195,200
     Keane, Inc.++ ..........................      9,500          494,000
     Mastech Corp.*..........................     67,000        1,348,375
     Metacreations Corp.++*..................     20,000          220,000
     Microleague Multimedia, Inc.*...........     25,000          120,312
     Prophet 21, Inc.*.......................      7,000           37,625
     Sanchez Computer Associates, Inc.*......     12,000          112,500
     Scan-Graphics, Inc.*....................     17,500           59,063
     Seec, Inc.*.............................     12,000          231,000
     SunGard Data Systems, Inc.* ............     31,200        1,450,800
     Systems & Computer Technology Corp.*....     44,000        1,177,000
                                                              -----------
                                                                6,908,125
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS  - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                  MARKET
	                                              SHARES          VALUE+
												  ------          ------
	ENGINEERING SERVICES - 0.6%
     Astrotech International Corp.*..........     78,766      $   502,133
                                                              -----------

     HOME HEALTHCARE SERVICES - 0.4%
     Home Health Corp.*......................     35,700          339,150
                                                              -----------

     MEDICAL & HEALTH SERVICES - 3.9%
     Corecare Systems, Inc.*.................     92,000           80,500
     Genesis Health Ventures, Inc.*..........     31,700        1,069,875
     Genome Therapeutics Corp.++*............     33,000          284,625
     Renal Treatment Centers, Inc.*..........     29,400          790,125
     SMT Health Services, Inc.*..............    109,851        1,270,152
                                                              -----------
                                                                3,495,277
                                                              -----------
     PERSONAL SERVICES - 1.0%
     Crescent Operating, Inc.++..............      1,750           21,000
     Reliance Group Holdings, Inc.++.........     30,000          356,250
     Sonus Pharmaceuticals, Inc.++*..........     20,000          562,500
                                                              -----------
                                                                  939,750
                                                              -----------

     TOTAL SERVICES....................................        14,448,790
                                                              -----------

UTILITIES - 1.9%
     Consolidated Natural Gas Co.............     17,000          914,813
     Philadelphia Suburban Corp..............     42,500          812,813
                                                              -----------
                                                               1,727,626
                                                              -----------
WHOLESALE & RETAIL TRADE - 9.5%
     MISCELLANEOUS RETAIL STORES - 3.4%
     Borders Group, Inc.++*..................     63,000        1,519,875
     Rite Aid Corp...........................     31,500        1,571,062
                                                              -----------
                                                                3,090,937
                                                              -----------
     RETAIL APPAREL & ACCESSORY STORES - 2.0%
     Bon-Ton Stores, Inc.*...................      8,000           64,000
     Piercing Pagoda, Inc.*..................     68,400        1,718,550
                                                              -----------
                                                                1,782,550
                                                              -----------
     RETAIL EATING & DRINKING PLACES - 0.6%
     Schlotzsky's, Inc.++*...................     38,500          529,375
                                                              -----------

     WHOLESALE - PETROLEUM & PRODUCTS - 0.2%
     Harken Energy Corp.*....................     30,000          210,000
                                                              -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS  - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                MARKET
	                                              SHARES        VALUE+
												  ------        ------
     WHOLESALE CHEMICALS & DRUGS - 1.5%
     Amerisource Health Corp. (A Shares)*....     26,500      $ 1,321,687
                                                              -----------

     WHOLESALE ELECTRONIC EQUIPMENT & COMPUTERS - 1.2%
     CHS Electronics, Inc.+..................     40,000        1,060,000
                                                              -----------

     WHOLESALE MISCELLANEOUS - 0.6%
     Ikon Office Solutions, Inc..............     21,300          531,169
                                                              -----------

     TOTAL WHOLESALE & RETAIL TRADE....................         8,525,718
                                                              -----------
     Total Common Stock (Cost $68,003,903).............        88,808,971
                                                              -----------

MONEY MARKET MUTUAL FUNDS - 1.2%
     CoreFund Elite Treasury Reserve Portfolio   100,000          100,000
     CoreFund Treasury Reserve Portfolio.....    930,872          930,872
                                                              -----------

     Total Money Market Mutual Funds (COST $1,030,872)..        1,030,872
                                                              -----------

TOTAL INVESTMENTS (COST $69,034,775) - 100.3%...........       89,839,843
                                                              -----------

OTHER ASSETS AND LIABILITIES, NET - (0.3)%..............         (262,870)
                                                              -----------

NET ASSETS - 100.0%.....................................      $89,576,973
                                                              ===========

+ See Note 2 to Financial Statements.
* Non-income producing security.
++Non-Pennsylvania Company as defined in the Fund's current prospectus (the aggregare value of such securities amounted to $20,723,530 as of June 30,
  1997)
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS                                          JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES		 VALUE+
												  ------         ------
COMMON STOCK - 92.0%
FINANCE & INSURANCE - 5.9%
     INSURANCE CARRIERS - 4.7%
     Penn Treaty American Corp.*.............      6,000      $   183,750
     Penn-America Group, Inc.................      5,250           79,078
                                                              -----------
                                                                 262,828
                                                              -----------
     STATE & NATIONAL BANKS - 1.2%
     Omega Financial Corp....................      2,048           71,168
                                                              -----------

     TOTAL FINANCE & INSURANCE.........................           333,996
                                                              -----------

MANUFACTURING - 48.2%
     COMPUTER & OFFICE EQUIPMENT - 10.0%
     Information Analysis, Inc.*.............      4,000          105,500
     Iomega Corp.*...........................      6,000          119,250
     Safeguard Scientifics, Inc.*............      5,000          159,062
     SI Handling Systems, Inc................      9,600          177,600
                                                              -----------
                                                                 561,412
                                                              -----------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 4.9%
     Cohu, Inc...............................      3,000           93,750
     GenRad, Inc.*...........................      8,000          181,000
                                                              -----------
                                                                  274,750
                                                              -----------
     ELECTRONIC TECHNOLOGY - 0.9%
     Integrated Circuit Systems, Inc.*.......      2,200           49,912
                                                              -----------

     FOOD & BEVERAGE - 1.8%
     Quigley Corp.*..........................     12,000          104,250
                                                              -----------

     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 14.6%
     Cable Design Technologies*..............      5,000          147,187
     Checkpoint Systems, Inc.*...............      8,000          128,500
     ORBIT/FR, Inc.*.........................     10,000           97,500
     Park Electrochemical Corp. .............      4,500          118,406
     Technitrol, Inc.........................      7,000          191,625
     Vishay Intertechnology, Inc.*...........      4,725          136,730
                                                              -----------
                                                                  819,948
                                                              -----------
     MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
     CFM Technologies, Inc.*.................      3,000           98,250
     Met-Pro Corp............................      7,300          110,413
                                                              -----------
                                                                  208,663
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS  - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES		 VALUE+
												  ------         ------

     MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.0%
     American United Global, Inc.*...........     10,000      $    57,500
                                                              -----------

     OPTICAL & OPHTHALMIC GOODS, PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.8%
     II-VI, Inc.*............................      4,700           98,700
                                                              -----------

     PETROLEUM REFINING - 1.8%
     Tesoro Petroleum Corp.*.................      7,000          103,688
                                                              -----------

     PHARMACEUTICAL PREPARATIONS - 1.1%
     Halsey Drug Company, Inc.*..............     14,000           64,750
                                                              -----------

     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 4.9%
     Covalent Group, Inc.*...................      5,000           30,312
     Environmental Tectonics Corp.*..........     10,500           93,188
     Intest Corp.............................     10,000           90,000
     Osteotech, Inc.*........................      1,500           15,750
     Zonagen, Inc.*..........................      2,000           43,750
                                                              -----------
                                                                  273,000
                                                              -----------
     TELECOMMUNICATIONS EQUIPMENT - 0.9%
     Associated Group, Inc. (A Shares)*......      1,200           48,000
                                                              -----------

     TEXTILES & APPAREL - 0.8%
     Jones Apparel Group, Inc.*..............      1,000           47,750
                                                              -----------

     TOTAL MANUFACTURING...............................         2,712,323
                                                              -----------

REAL ESTATE INVESTMENT TRUSTS - 3.7%
     Crescent Real Estate Equities Co.
	 (When Issued)..........................       4,500          142,875
     Crown American Realty Trust.............      7,000           64,750
                                                              -----------

     TOTAL REAL ESTATE INVESTMENT TRUSTS...............           207,625
                                                              -----------

SERVICES - 22.7%
     BUSINESS SERVICES - 7.8%
     Diamond Technology Partners, Inc.*......      7,000           72,625
     Physician Support Systems, Inc.*........      5,000           61,250
     SOS Staffing Services, Inc.*............      8,000          124,000
     UTI Energy Corp.*.......................      4,000          182,500
                                                              -----------
                                                                  440,375
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS  - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES		 VALUE+
												  ------         ------

     COMPUTER SERVICES - 12.3%
     Computer Horizons Corp.*................      2,250      $    77,063
     Daou Systems, Inc.*.....................      4,100           65,600
     Keane, Inc.* ...........................      3,000          156,000
     Mastech Corp.*..........................      6,750          135,844
     Sanchez Computer Associates, Inc.*......     10,200           95,624
     Systems & Computer Technology Corp.*....      6,200          165,850
                                                              -----------
                                                                  695,981
                                                              -----------
     MEDICAL & HEALTH SERVICES - 2.5%
     SMT Health Services, Inc.*..............     12,000          138,750
                                                              -----------

     PERSONAL SERVICES - 0.1%
     Crescent Operating, Inc.................        250            3,000
                                                              -----------

     TOTAL SERVICES....................................         1,278,106
                                                              -----------

WHOLESALE & RETAIL TRADE - 11.5%
     MISCELLANEOUS RETAIL STORES - 3.1%
     Borders Group, Inc.*....................      5,500          132,688
     Compucom Systems, Inc.*.................      6,000           42,750
                                                              -----------
                                                                  175,438
                                                              -----------
     RETAIL APPAREL & ACCESSORY STORES - 4.8%
     Bon-Ton Stores, Inc.*...................     15,000          120,000
     Piercing Pagoda, Inc.*..................      6,000          150,750
                                                              -----------
                                                                  270,750
                                                              -----------
     WHOLESALE - PETROLEUM & PRODUCTS - 2.2%
     Harken Energy Corp.*....................     17,500          122,500
                                                              -----------

     WHOLESALE ELECTRONIC EQUIPMENT & COMPUTERS - 1.4%
     CHS Electronics, Inc....................      3,000           79,500
                                                              -----------

     TOTAL WHOLESALE & RETAIL TRADE....................           648,188
                                                              -----------
     Total Common Stock (Cost $4,575,718)..............         5,180,238
                                                              -----------

                                                   PAR
                                                   ---
COMMERCIAL PAPER - 3.6%
     CoreStates, 4.25%, 07/01/97 - 07/07/97
	 (COST $200,000).....................      $200,000           200,000
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS  - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES		 VALUE+
												  ------         ------


MONEY MARKET MUTUAL FUNDS - 9.7%
     CoreFund Elite Treasury Reserve
	 Portfolio..............................     220,000      $   220,000
     SEI Daily Income Prime Obligations
	 Portfolio..............................     327,527          327,527
                                                              -----------

     Total Money Market Mutual Funds (Cost $547,527)....          547,527
                                                              -----------

TOTAL INVESTMENTS (COST $5,323,245) - 105.3%                    5,927,765
                                                              -----------

SECURITIES SOLD SHORT - (0.9)%
     Napro Biotherapeutics, Inc*.............      3,500         (25,375)
     US Bioscience, Inc.*....................      2,400         (23,100)
                                                             -----------
     Total Securities sold short (proceeds $50,596)....          (48,475)
                                                             -----------

RECEIVABLES FROM BROKERS FOR SECURITIES SOLD SHORT - 1.5%         84,157
                                                             -----------

OTHER ASSETS AND LIABILITIES, NET - (5.9)%............          (335,672)
                                                             -----------

NET ASSETS - 100.0%...................................       $  5,627,775
                                                             ============
+ See Note 2 to Financial Statements.
* Non-income producing security.
SEE ACCOMPANYINGNOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
STATEMENTS OF ASSETS AND LIABILITIES                            JUNE 30, 1997
-----------------------------------------------------------------------------
                                               PENNSYLVANIA         SELECT
											     GROWTH         OPPORTUNITIES
												  FUND               FUND
											   ------------    ---------------
ASSETS
Investments in securities at market value
(identified cost $69,034,775 and $5,323,245,
respectively) (Note2)...............          $   89,839,843     $  5,927,765
Cash.......................................           82,812                -
Deposits with brokers and custodian bank
for securities sold short..................                -          113,982
Receivables from brokers for securities
 sold short................................                -           84,157
Receivables for:
 Dividends and interest. ...................          83,746            2,050
 Investment securities sold................          518,515          181,812
 Capital shares sold.......................          100,681          107,522
 From Adviser..............................                -           14,837
Other assets..............................                 -            8,962
                                              ---------------   -------------
Total assets...........................           90,625,597       6,441,087
                                              ---------------   -------------


LIABILITIES
Securities sold short at market value
(proceeds $50,596) (Note 2)................                 -          48,475
Payables for:
 Investment securities purchased...........           775,969         622,381
 Capital shares repurchased................            64,516               -
Accrued expenses...........................           208,139          40,846
Other payables.............................                 -         101,610
                                              ---------------   -------------
  Total liabilities........................         1,048,624         813,312
                                              ---------------   -------------

NET ASSETS.................................    $   89,576,973   $   5,627,775
                                              ===============   =============
NET ASSETS CONSIST OF:
Shares of beneficial interest..............    $   70,217,613   $   4,972,912
Accumulated net realized gain (loss) on
 investments...............................        (1,445,708)         48,222
Net unrealized appreciation on investments
 (Note 4)..................................        20,805,068         604,520
Net unrealized appreciation on securities
 sold short................................                 -           2,121
                                              ---------------   -------------
   Net assets..............................     $  89,576,973   $   5,627,775
                                              ===============   =============

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE ($89,576,973/4,156,088 issued and
outstanding shares, no par value;and
$5,627,775/480,967 issued and outstanding
shares,no par value,respectively)..........            $21.55          $11.70
                                                       ======          ======

Maximum offering price per share
 (100/95.25 of $21.55 and 100/95.25 of
 $11.70, respectively).....................            $22.62          $12.28
                                                       ======          ======
SEE ACCOMPANYING  NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
STATEMENTS OF OPERATIONS FOR THE FISCAL YEAR ENDED JUNE 30,1997
-----------------------------------------------------------------------------
                                                PENNSYLVANIA         SELECT
											      GROWTH         OPPORTUNITIES
												   FUND               FUND*
											   ------------    ---------------
INVESTMENT INCOME
 Dividends.................................    $      823,145   $       6,037
 Interest..................................           152,567           7,950
                                               --------------   -------------
    Total investment income................           975,712          13,987
                                               ==============   =============

EXPENSES
 Advisory fees.............................           528,528          11,200
 12b-1 fees................................           249,651           3,920
 Administration fees.......................            91,670           7,177
 Transfer agent fees.......................           129,108          10,621
 Custodial fees............................            41,759          10,000
 Accounting services fees..................            49,201          14,356
 Professional fees.........................            52,427          11,573
 Printing expenses.........................            46,327           8,124
 Registration fees.........................            32,786           9,271
 Trustees fees and expenses................            12,000           3,600
 Miscellaneous expenses....................            16,189             876
                                              ---------------   -------------
    Total expenses before fee waivers and
    reimbursements.........................         1,249,646          90,718
Advisory fee waived (Note 5)...............                 -         (11,200)
Other fees waived (Note 5).................                 -          (5,335)
Reimbursement from Adviser (Note 5)........                 -         (47,862)
                                              ---------------   -------------
 Total expenses,net........................         1,249,646          26,321
                                              ---------------   -------------

NET INVESTMENT LOSS........................          (273,934)        (12,334)
                                              ---------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investment
 transactions..............................        (1,094,445)         48,541
 Net realized gain on securities sold
 short......................................                -          12,015
 Change in net unrealized appreciation on
 investments................................        9,793,385         604,520
 Change in net unrealized appreciation on
 securities sold short......................                -           2,121
                                               --------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS.................................        8,698,940         667,197
                                               --------------   -------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..................   $    8,425,006   $     654,863
                                               ==============   =============

* For the period February 18, 1997 (commencement of operations) through June 30, 1997.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
                                               PENNSYLVANIA         SELECT
											      GROWTH         OPPORTUNITIES
												   FUND               FUND*
											   ------------    ---------------

FOR THE FISCAL YEAR ENDED JUNE 30, 1997
OPERATIONS
 Net investment loss........................   $    (273,934)    $   (12,334)
 Net realized gain (loss) on investment
 transactions...............................      (1,094,445)         48,541
 Net realized gain on securities sold
 short......................................               -          12,015
 Change in unrealized net appreciation on
 investments................................       9,793,385         604,520
 Change in unrealized net appreciation on
 securities sold short......................               -           2,121
                                                ------------     -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................       8,425,006         654,863
                                                ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS+:
 Net realized gain from investment
 transactions...............................      (3,944,375)              -
                                                ------------     -----------
NET INCREASE FROM CAPITAL
 SHARE TRANSACTIONS - Note 3................      29,268,289       4,972,912
                                                ------------     -----------
TOTAL INCREASE IN NET ASSETS................      33,748,920       5,627,775

NET ASSETS:
 Beginning of period........................      55,828,053               -
                                                ------------     -----------
 End of period..............................   $  89,576,973     $ 5,627,775

FOR THE FISCAL YEAR ENDED JUNE 30, 1996

OPERATIONS
 Net investment loss........................   $    (189,331)
 Net realized gain on investment transactions      3,898,165
 Change in unrealized appreciation on
  investments...............................       7,151,550
                                               -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS................................      10,860,384
                                               -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment
 transactions...............................        (747,908)
                                               -------------
NET INCREASE FROM CAPITAL
 SHARE TRANSACTIONS - Note 3................      25,327,678
                                               -------------
TOTAL INCREASE IN NET ASSETS................      35,440,154
NET ASSETS:
 Beginning of year..........................      20,387,899
                                               -------------
 End of year................................   $  55,828,053
                                               =============

* For the period February 18, 1997(commencement of operations) through June 30, 1997.

+ Does not include $ 829,465 long-term capital gain ($0.20 per share) for the Pennsylvania Growth Fund and $55,890 short-term capital gain ($0.11 per share) for the Select Opportunities Fund distributed July 21, 1997
	 to shareholders of record as of July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
PENNSYLVANIA GROWTH FUND

                                            PERIODS ENDED
                          ----------------------------------------------------
						         6/30/97    6/30/96    6/30/95    6/30/94    6/30/93+
                                 -------    -------    -------    -------    --------
Net asset value at
beginning of period.....          $21.25    $15.68      $12.37     $10.98    $10.00
                                  ------    ------      ------     ------    ------
Income from Investment
----------------------
Operations
----------
Net investment income
 (loss) .................         (0.07)    (0.07)      (0.01)     (0.03)    0.03
Net realized and
 unrealized gain on
 investments.............          1.78      6.17        3.54       1.53     0.95
                                 ------    ------      ------     ------   ------
  Total from investment
   operations............          1.71      6.10        3.53       1.50     0.98
                                 ------    ------      ------     ------   ------
Less Distributions
-------------------
Dividends from net
 investment income ......         0.00      0.00        0.00      (0.03)    0.00
Distributions from net
 realized gains .........        (1.41)    (0.53)      (0.22)     (0.08)    0.00
                                ------    ------      ------     ------   ------
  Total distributions....        (1.41)    (0.53)      (0.22)     (0.11)    0.00
                                ------    ------      ------     ------   ------
Net asset value at end
 of period ..............       $21.55    $21.25      $15.68     $12.37   $10.98
                                ======    ======      ======     ======   ======

Total return**...........        9.56%    39.94%      28.96%    13.75%    13.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted)...........     $89,577   $55,828     $20,388    $9,892    $3,026
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser...............       1.77%     1.85%       2.00%     2.67%    7.85%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser.         na1       na1       1.91%     2.23%    1.87%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser.     (0.39)%   (0.58)%     (0.20)%   (0.76)%  (5.24)%*
Ratio of net investment
 income (loss) to
 average net assets
 after reimbursement by
 Adviser..................         na1       na1     (0.10)%   (0.32)%    0.74%*
Average commission
rate paid.................     $0.0941  $0.0961           -         -         -
Portfolio turnover rate...         50%       66%         51%       51%       63%
<FOOTNOTE>
+    From commencement of operations: October 1, 1992.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.
1    Not applicable: no reimbursements were made by the Adviser.
</FOOTNOTE>

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
FINANCIAL HIGHLIGHTS - CONTINUED
-----------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 1997:
SELECT OPPORTUNITIES FUND


Net asset value at
beginning of period........  		 $10.00
                                     ------
Income from Investment
----------------------
Operations
----------
Net investment loss.......            (0.03)
Net realized and
 unrealized gain on
 investments................           1.73
                                     ------
  Total from investment
   operations...............           1.70
                                     ------

Net asset value at end
 of period .................         $11.70
                                     ======

Total return**..............         17.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted).............         $5,628
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser and waivers.....         8.10%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser
 and waivers................         2.35%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser
 and waivers.................      (6.85)%*
Ratio of net investment
 loss to average net assets
 after reimbursement by
 Adviser and waivers.........      (1.10)%*
Average commission
 rate paid...................       $0.0983
Portfolio turnover rate......           59%

+    From commencement of operations: February 18, 1997.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS                                JUNE 30, 1997
-------------------------------------------------------------------------------

NOTE 1 - DESCRIPTION OF FUNDS

  The HomeState Group (the "Trust"), an open-end management company, was established as a Pennsylvania common law trust on August 26, 1992, and is registered under the Investment Company Act of 1940, as amended. The Trust has established two series: the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund (each a "Fund" and collectively, the "Funds"). The investment objective of each Fund is set forth below.

  The HomeState Pennsylvania Growth Fund commenced operations on October 1, 1992. Operations up to October 1, 1992 were limited to issuance of 10,000 shares at $10.00 per share to the Fund's investment adviser. The investment objective of the Fund is long-term growth of capital through investments primarily in the common stock of companies with headquarters or significant operations in the Commonwealth of Pennsylvania. To pursue its objective, the Fund will invest at least 65% of its total assets in such companies. Consequently, the Fund may be subject to risk from economic changes and political developments occurring within Pennsylvania.

  The HomeState Select Opportunities Fund commenced operations on February 18, 1997. The investment objective of the Fund is long-term appreciation of capital through investments in a non-diversified portfolio of U.S. securities, without regard to any further issuer location limitations. The Fund will typically invest in the common stock of no more than fifty U.S. companies. It will usually emphasize companies having a market capitalization of less than $1 billion. To pursue its objective, the Fund will invest at least 65% of its total assets in such companies.



NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies, in  conformity  with generally accepted accounting  principles,
  which   were  consistently  followed  by  each  Fund   in   the
  preparation of their  financial statements.

  SECURITY VALUATION - Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked price and the closing bid price. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked price and the closing bid price is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                   JUNE 30, 1997
-------------------------------------------------------------------------------

  INCOME  RECOGNITION - Interest income is accrued  as  earned.
  Dividend income is recorded on the ex-dividend date.

  SECURITIES TRANSACTIONS - Security transactions are accounted
  for   on  the  date  the  securities  are  purchased  or  sold.
  Realized gains and losses on securities sold are determined using the identified cost method.

  DISTRIBUTIONS   TO   SHAREHOLDERS  -   Each   Fund   records
  distributions to shareholders on the ex-dividend date. Net gains realized from securities transactions, if any, will normally be distributed to shareholders in July and December. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises. Accordingly, net investment loss for the HomeState Pennsylvania Growth Fund of $273,934 for the fiscal year ended June 30, 1997 has been charged to paid in-capital. In addition, net investment loss for the HomeState Select Opportunities Fund of $12,334 for the fiscal period ended June 30, 1997 has been reclassified to accumulated net realized gain on investments. These reclassifications have no effect on net asset values per share.

  FEDERAL INCOME TAXES - Each Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  CALL AND PUT OPTIONS - The HomeState Select Opportunities Fund may write and/or purchase exchange-traded call options and purchase exchange-traded put options on securities in the Fund. When the Fund writes a call option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option is sold), and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of which are increased by the premium originally received.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                    JUNE 30, 1997
-------------------------------------------------------------------------------

  The premium paid by the Fund for the purchase of a put option is recorded as an investment and subsequently marked to market to reflect the current market value of the option purchased. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, the proceeds of which are decreased by the premium originally paid. The Fund limits the aggregate value of puts and call options to 25% of the Fund's net assets. There were no open option contracts for the HomeState Select Opportunities Fund at June 30, 1997.

  SHORT SALES - The HomeState Select Opportunities Fund may sell securities short. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such  a  transaction,  the Fund must  borrow  the  security  to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of its short positions. The Fund limits the value of short positions to 25% of the Fund's net assets. At June 30, 1997, the HomeState Select Opportunities Fund had 0.9% of its net assets in short positions.


NOTE 3 - CAPITAL STOCK

At June 30, 1997, each Fund had an authorized unlimited number of shares of beneficial interest with no par value.

The following table summarizes the capital share transactions of each Fund:

THE HOMESTATE PENNSYLVANIA GROWTH FUND

                                     FOR THE YEAR ENDED          FOR THE YEAR
                                        JUNE 30, 1997         ENDED JUNE 30, 1996
                                     ------------------      --------------------
                                     SHARES       AMOUNT     SHARES        AMOUNT
                                     ------       ------     ------        ------

  Sales.....................      1,703,122  $33,155,509   1,551,022  $29,459,053
  Reinvested distributions..        205,183    3,636,915      41,712      681,175
  Redemptions...............       (379,387)  (7,524,135)   (265,566)  (4,812,550)
                                  ---------  -----------   ---------  -----------
  Net increase..............      1,528,918  $29,268,289   1,327,168  $25,327,678
                                  =========  ===========   =========  ===========

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                     JUNE 30, 1997
-------------------------------------------------------------------------------

THE HOMESTATE SELECT OPPORTUNITIES FUND


                        FOR THE  PERIOD FEBRUARY 18, 1997
                          (COMMENCEMENT OF OPERATIONS)
                             THROUGH  JUNE 30, 1997
                        ----------------------------------
                               SHARES           AMOUNT
                               ------           ------
Sales...............          488,935         $5,056,927
Redemptions.........           (7,968)           (84,015)
                              -------         ----------
Net increase........          480,967         $4,972,912
                              =======         ==========

NOTE 4 - INVESTMENT TRANSACTIONS

During the periods ended June 30, 1997, purchases and sales of investment securities (excluding securities sold short and short-term investments) were as follows:


                      HOMESTATE PENNSYLVANIA            HOMESTATE SELECT
                          GROWTH FUND                  OPPORTUNITIES FUND
                      ----------------------           ------------------
  Purchases.........        $64,500,992                    $5,992,584
  Sales.............        $33,585,183                    $1,472,276



The following balances for the Funds are as of June 30, 1997:

                              COST FOR        NET TAX     TAX BASIS GROSS    TAX BASIS GROSS
                            FEDERAL INCOME   UNREALIZED       UNREALIZED         UNREALIZED
                             TAX PURPOSES   APPRECIATION     APPRECIATION       DEPRECIATION
                            -------------- --------------  ---------------  ------------------
Pennsylvania
  Growth Fund...............   $69,155,436    $20,684,407      $23,907,010        $3,222,603
Select Opportunities Fund...     5,326,183        601,582          661,836            60,254

  At June 30, 1997, The HomeState Select Opportunities Fund had 0.9% of its net assets in short positions. For the period ended June 30, 1997, the cost of investments purchased to cover short sales and the proceeds from those investments sold short were $169,794 and $181,809, respectively.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                     JUNE 30, 1997
-------------------------------------------------------------------------------


NOTE 5 - EXPENSES AND TRANSACTIONS WITH AFFILIATED PARTIES

   Emerald Advisers, Inc. serves as the investment adviser (the "Adviser") to the Funds for which it receives investment advisory fees from each Fund. The fee for the HomeState Pennsylvania Growth Fund is based on average daily net assets at the annual rate of 0.75% on assets up to and including $250 million, 0.65% for assets in excess of $250 million up to and including $500 million, 0.55% for assets in excess of $500 million up to and including $750 million, and 0.45% for assets in excess of $750 million. The fee for the HomeState Select Opportunities Fund is based on average daily net assets at the annual rate of 1.00% on assets up to and including $100 million and 0.90% for assets in excess of $100 million. Under the terms of the investment advisory agreement which expires on December 31, 1997, Emerald Advisers, Inc. may also voluntarily reimburse the Funds for certain expenses. Through June 30, 1998, the Adviser has voluntarily agreed to waive its advisory fee and/or reimburse other expenses for the Homestate Select Opportunities Fund to the extent that the Fund's total operating expenses exceeds 2.35% of the average daily net assets of the Fund. At June 30, 1997, Emerald Advisers, Inc. owned 115 shares of The HomeState Pennsylvania Growth Fund and 100 shares of the HomeState Select Opportunities Fund.

  The following table summarizes the advisory fees and expense waivers/reimburesments for the period ended June 30, 1997:

                                  GROSS     ADVISORY FEE   REIMBURSEMENT
                                 ADVISORY      WAIVED      FROM ADVISER
                                ---------   ------------  --------------
Pennsylvania Growth Fund        $ 528,528     $     0          $     0
Select Opportunities Fund          11,200      11,200           47,862



  Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of Wilmington Trust Company, is the sole distributor of the Trust shares pursuant to a Distribution Agreement with each Fund. Each Fund has adopted a distribution services plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan allows each Fund to reimburse RSD for a portion of the costs incurred in distributing each Fund's shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.35% of each Fund's average daily net assets. During the periods ending June 30, 1997, the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund incurred expenses of $249,651 and $3,920, respectively, pursuant to the Plan.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                    JUNE 30, 1997
-------------------------------------------------------------------------------

  Pursuant to separate Administration, Accounting Services and Transfer Agency Agreements with each Fund, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company, serves as administrator, accounting and transfer agent. During the periods ended June 30, 1997, the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund incurred administration fees totaling $91,670 and $7,177, of which $0 and $1,192 were waived, respectively, accounting service fees totaling $49,201 and $14,356, of which $0 and $2,384 were waived, respectively, and transfer agent fees totaling $129,108 and $10,621, of which $0 and $1,759 were waived, respectively.

  The Funds' Declaration  of  Trust provides  that  each  Trustee affiliated with the Funds' Adviser shall serve without compensation and each Trustee who is not so affiliated shall receive fees from the income of each Fund, and expense reimbursements for each Trustees meeting attended. An unaffiliated Trustee's annual fee shall not exceed $1,000. A member of the Funds' Board of Trustees who is not affiliated with the Adviser is employed as a practicing attorney and is a partner in the law firm of Duane, Morris & Heckscher, the Fund's legal counsel. Legal fees aggregating $34,927 and $4,573 were incurred by the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund, respectively, to Duane, Morris & Heckscher druing the periods ending June 30, 1997.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
REPORT OF INDEPENDENT ACCOUNTANTS                                 JUNE 30, 1997
-------------------------------------------------------------------------------
August 7, 1997

To the Trustees and Shareholders of
The HomeState Group

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund (constituting The HomeState Group, hereafter referred to as the "Fund") at June 30, 1997 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian, and where appropriate,the application of alternataive auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

/S/ Price Waterhouse LLP

Philadelphia, PA

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
TAX INFORMATION (UNAUDITED)                                       JUNE 30, 1997
-------------------------------------------------------------------------------
For Federal tax purposes, the HomeState Pennsylvania Growth Fund hereby designates $2,972,072 as long-term capital gain distributions paid during fiscal 1997.

-------------------------------------------------------------------------------

                   THE HOMESTATE PENNSYLVANIA GROWTH FUND
                    --------------------------------------

           INVESTMENT ADVISER                      BOARD OF TRUSTEES:
           ------------------                      ------------------
         EMERALD ADVISERS, INC.                      BRUCE E. BOWEN
             LANCASTER, PA                      KENNETH G. MERTZ II, CFA
                                                 SCOTT C. PENWELL, Esq.
              DISTRIBUTOR                            SCOTT L. REHR
              -----------                           H.J. ZOFFER, PHD
    RODNEY SQUARE DISTRIBUTORS, INC.
             WILMINGTON, DE                         FUND MANAGEMENT
                                                    ---------------
           ADMINISTRATOR AND                     EMERALD ADVISERS, INC.
             TRANSFER AGENT                      1857 WILLIAM PENN WAY
            ----------------                         P.O. BOX 10666
  RODNEY SQUARE MANAGEMENT CORPORATION            LANCASTER, PA 17605
             WILMINGTON, DE
                                                  SHAREHOLDER SERVICES
               CUSTODIAN                          --------------------
               ---------                  RODNEY SQUARE MANAGEMENT CORPORATION
       CORESTATES FINANCIAL CORP.                    P.O. BOX 8987
            PHILADELPHIA, PA                   WILMINGTON, DE 19899-9752

        INDEPENDENT ACCOUNTANTS                    TELEPHONE NUMBERS
        -----------------------                    -----------------
          PRICE WATERHOUSE LLP             THE FUND           (800) 232-0224
            PHILADELPHIA, PA               MARKETING / BROKER
                                           SERVICES           (800) 232-OK-PA
             LEGAL COUNSEL                 SHAREHOLDER
             -------------                   SERVICES         (800) 892-1351
       DUANE, MORRIS & HECKSCHER
             HARRISBURG, PA
                                                 24 HOUR PRICING INFORMATION
                                                 ---------------------------
                                                       1-800-232-0224


   THIS REPORT IS FOR THE GENERAL INFORMATION OF FUND SHAREHOLDERS. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE CONSULT A COPY OF THE FUND'S
    CURRENT PROSPECTUS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY A COPY OF
                            THE CURRENT PROSPECTUS.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

			                        ANNUAL REPORT




									  HOMESTATE
                                      ---------

							    [EMERALD ADVISERS LOGO]

									  ---------
									 MUTUAL FUNDS


                                     JUNE 30, 1997
-----------------------------------------------------------------------------